Condensed Statements of Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income:
Dividend income	$ 6,597,000	$ 6,459,000	$ 6,609,000	$ 6,666,000	$ 6,802,000	$ 5,999,000	$ 5,941,000	$ 5,733,000	$ 26,330,929	$ 24,474,715
Total interest income	6,597,000	6,459,000	6,609,000	6,666,000	6,802,000	5,999,000	5,941,000	5,733,000	26,330,929	24,474,715
Expenses:
Interest on borrowed funds									1,069,988	1,194,636
Income (loss) before income taxes and equity in undistributed income of subsidiary									5,126,146	3,338,338
Income tax benefit (expense)	(148,000)	(269,000)	(346,000)	(315,000)	(42,000)	(365,000)	(267,000)	207,000	(1,077,379)	(466,900)
Net income	1,168,000	872,000	1,037,000	971,000	954,000	746,000	670,000	501,000	4,048,767	2,871,438
Parent Company
Income:
Interest and dividends									6,212	5,626
Dividend income									980,000	530,000
Other									0	0
Total interest income									986,212	535,626
Expenses:
Interest on borrowed funds									206,594	187,117
Legal									112,203	820,935
Other									404,447	313,754
Operating expenses									723,244	1,321,806
Income (loss) before income taxes and equity in undistributed income of subsidiary									262,968	(786,180)
Income tax benefit (expense)									169,274	691,846
Income (loss) before equity in undistributed income of subsidiary									432,242	(94,334)
Equity in undistributed income of subsidiary									3,616,525	2,965,772
Net income									$ 4,048,767	$ 2,871,438